Label	Element	Value
C000001879 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.20%
C000001879 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000001879 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	13.60%
C000001879 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	28.00%
C000001879 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.10%
C000001879 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	5.00%
C000236446 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	39.60%
C000236446 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.10%
C000236446 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	13.00%
C000236446 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.90%
C000236446 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.50%
C000236446 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.50%
C000001874 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.30%
C000001874 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.00%
C000001874 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.50%
C000001874 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.80%
C000001874 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000001874 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	18.70%
C000236447 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	39.60%
C000236447 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.10%
C000236447 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	13.00%
C000236447 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.90%
C000236447 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.50%
C000236447 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.50%
C000001877 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.20%
C000001877 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000001877 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	13.60%
C000001877 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	28.00%
C000001877 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.10%
C000001877 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	5.00%
C000178765 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.30%
C000178765 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.00%
C000178765 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.50%
C000178765 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.80%
C000178765 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000178765 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	18.70%
C000193018 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.30%
C000193018 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.00%
C000193018 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.50%
C000193018 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.80%
C000193018 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000193018 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	18.70%
C000178766 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.20%
C000178766 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000178766 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	13.60%
C000178766 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	28.00%
C000178766 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.10%
C000178766 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	5.00%
C000236445 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	39.60%
C000236445 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.10%
C000236445 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	13.00%
C000236445 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.90%
C000236445 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.50%
C000236445 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.50%
C000193019 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.20%
C000193019 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000193019 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	13.60%
C000193019 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	28.00%
C000193019 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.10%
C000193019 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	5.00%
C000001876 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.30%
C000001876 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.00%
C000001876 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.50%
C000001876 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.80%
C000001876 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000001876 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	18.70%
C000236448 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	39.60%
C000236448 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.10%
C000236448 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	13.00%
C000236448 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.90%
C000236448 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.50%
C000236448 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.50%